Loans and asset quality - Credit Risk Indicators Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) businessDay	Dec. 31, 2024 USD ($) businessDay
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of financial institution exposure to investment grade securities	96.00%
Percentage of financial institution exposure secured	64.00%
Percent of financial institution exposure expiring within one year	79.00%
Loans	$ 80,615,000,000	$ 71,570,000,000
Allowance for credit losses related to reverse purchase agreements	$ 0	0
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination	61.00%
Percentage of past due mortgages (less than)	1.00%
Wealth management loans and mortgages | California | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	20.00%
Wealth management loans and mortgages | New York | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	14.00%
Wealth management loans and mortgages | Florida | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	11.00%
Wealth management loans and mortgages | Massachusetts | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	8.00%
Wealth management loans and mortgages | Other | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations	47.00%
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 1,820,000,000	1,068,000,000
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	26,253,000,000	19,137,000,000
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 2,800,000,000	$ 3,519,000,000
Overdraft repayment period | businessDay	2	2